COMMITMENTS (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Other Commitments [Line Items]
2014		$ 2,523,000
2015	1,966,000	309,000
2016	158,000	201,000
Operating Leases, Future Minimum Payments Due, Total	$ 2,124,000	$ 3,033,000